Fees Summary	May 18, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 289,800,000.00
Previously Paid Amount	0.00
Total Fee Amount	40,021.38
Total Offset Amount	37,520.04
Net Fee	$ 2,501.34
Offering Table N/A
Offset Table N/A
Combined Prospectus Table N/A	N/A